Senior Secured Notes (Details) - USD ($)						1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 01, 2018	Jun. 08, 2018	Jun. 03, 2018	Feb. 22, 2018	May 01, 2017	Dec. 19, 2018	Jul. 31, 2018	Mar. 01, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2019	Jan. 22, 2019
Senior Secured Notes (Textual)
Principal amount	$ 100,000					$ 325,000
Amortized to interest expense												$ 352,673
Warrants exercise price											$ 6.25		$ 4.99	$ 3.75
Interest and financing charges												1,167,046
Additional paid in capital									28,444,390		27,757,017	16,469,818
Payment of senior note												150,000
Senior Secured Bridge Note [Member]
Senior Secured Notes (Textual)
Principal amount					$ 287,500
Terms of agreement, description				The Company paid $150,000 at time of execution of the settlement and was to pay an additional cash payment of $100,000 at the Next Financing, as defined.
Debt proceeds					250,000
Original issue discount					$ 37,500
Maturity date at issue					Nov. 01, 2017
Debt, description				The Company agreed to issue to the holder (i) warrants to purchase a number of shares of the Company’s common stock equal to $325,000 divided by the price per share of the Next Financing; and (ii) a number of shares of the Company’s common stock equal to $50,000 divided by the price per unit of the Next Financing. The warrants were to have an exercise price equal to the price per share of the Next Financing and a term of two years.
Senior Secured Bridge Note [Member] | IPO [Member]
Senior Secured Notes (Textual)
Settlement cash payment							$ 100,000
Issuance of common stock							10,020
Warrants to purchase of common stock							65,130
Warrants exercise price							$ 4.99
Extinguishment of net loss							$ 97,593
Interest expense												24,431
Senior Secured Notes (Related Parties $470,000) [Member]
Senior Secured Notes (Textual)
Debt proceeds											$ 2,000,000
Maturity date at issue		Aug. 01, 2018
Debt, description							The principal and interest outstanding of the Secured Notes was paid in full and 408,000 units (376,000 units to related parties), each unit consisting each of a share of common stock and a warrant to purchase of a share of common stock at an exercise price of $6.25 per share and 408,000 Unit Warrants (376,000 Unit Warrants to related parties) were issued. The loss on extinguishment of the Secured Notes was $3,399,902.				The Company agreed to issue to the holders (i) warrants to purchase the securities offered in the Next Financing, such aggregate number of securities to be equal to 400% of the aggregate principal amount of the Secured Notes divided by the price per security of the Next Financing; and (ii) an aggregate number of the securities offered equal to 400% of the of the aggregate principal amount of the Secured Notes divided by the price per security of the Next Financing Secured Notes. The warrants issued have an exercise price equal to the price per security of the Next Financing and a term of five years.
Discounted principal amount	103,000
Cash received	$ 410,000
Debt interest rate, description		The extension fees were changed as follows: the extension fee for extension to the fifth month anniversary of the issue date was eliminated, the fee for extension to the sixth month anniversary of the issue date was made 99.4% of the principal amount, and the fee for extension to the seventh month anniversary of the issue date was made an additional 46.3% of the principal amount.
Interest and financing charges												$ 548,229
Senior Secured Notes (Related Parties $470,000) [Member] | Security Purchase Agreements [Member]
Senior Secured Notes (Textual)
Principal amount								$ 510,000
Maturity date at issue								Jul. 01, 2018
Interest rate								18.00%
Senior Note [Member] | Security Purchase Agreements [Member]
Senior Secured Notes (Textual)
Principal amount			$ 325,000			$ 325,000
Debt, description			The June 2018 Senior Note was issued at an original issue discount of 15.4%, or $50,000, did not bear interest and was payable on March 5, 2019 or upon an earlier event of default, including, without limitation, a change of control of the Company.
Warrants to purchase of common stock			300,000
Warrants exercise price			$ 3.75
Conversion price			$ 2.00			$ 2.00
Note discounted amount			$ 222,950
Additional paid in capital			$ 275,000
Dilutive financing, description			Additionally, in the event of the consummation by the Company of a Dilutive Financing (defined as any debt or equity financing in the amount of $2,000,000 or more, at a price of less than $4.00 per share of common stock), the Company agreed to reduce the conversion price then in effect to a price equal to 50% of the per share price of the common stock issued in the Dilutive Financing.
Payment of senior note			$ 510,000
Exercisable term			5 years
Note beneficial conversion feature			$ 52,050
Interest expense on the secured notes						$ 186,397
Shares of common stock issued						162,500